INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$9,134,447	$6,060,102
Stock-based compensation	40,467	36,829
Deferred tax liabilities:
Depreciation timing differences	(5,103)	(5,103)
Other	(41,198)	(44,711)
Valuation allowance	(9,128,614)	(6,047,117)
Net deferred tax assets	$—	$—